Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Current:
Federal income tax expense	$(19)	$—	$—
State income tax expense	(2)	—	(2)
Deferred:
Federal income tax (expense) benefit	(22)	97	—
State income tax (expense) benefit	(3)	5	(9)
Total income tax (expense) benefit	$(46)	$102	$(11)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities consisted of the following:

	December 31,
	2016	2015
	(Millions)
Deferred income tax assets:
Net operating loss	$—	$58
Total deferred income tax assets	—	58
Deferred income tax liabilities:
Property, plant and equipment and intangibles - federal	—	(35)
Property, plant and equipment and intangibles - state	(28)	(26)
Total deferred income tax liabilities	(28)	(61)
Net deferred income tax liabilities	(28)	(3)

Deferred income tax assets, net - noncurrent	—	23
Deferred income tax liabilities, net - noncurrent	(28)	(26)
Net deferred income tax liabilities	$(28)	$(3)